Long-term prepaids and deposits (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
LONG-TERM PREPAIDS AND DEPOSITS
Advances to contractors	$ 10,463	$ 0
Prepaid expenses	2,961	2,099
Long-term prepaids and deposits	$ 13,424	$ 2,099